Financial income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Financial income (expense), net
Interest income	$ 297	$ 174	$ 496	$ 361
Interest expense:
Interest expense	(6,361)	(6,742)	(12,609)	(13,382)
Commitment fees	(148)	0	(260)	(37)
Amortization of debt issuance cost and fair value of debt assumed	(639)	(176)	(1,115)	(363)
Total interest expense	(7,148)	(6,918)	(13,984)	(13,782)
Gain (loss) on debt extinguishment	0	0	1,030	0
Gain (loss) on derivative instruments	0	544	0	1,175
Other items, net:
Foreign exchange gain (loss)	(36)	(198)	(55)	(140)
Bank charges, fees and other	(85)	(37)	(138)	(72)
Withholding tax on interest expense and other	(638)	(645)	(1,613)	(1,274)
Total other items, net	(759)	(880)	(1,806)	(1,486)
Total financial income (expense), net	(7,610)	$ (7,080)	(14,264)	$ (13,732)
Debt Instrument, Financial Covenants	$ 385,000		$ 385,000